Condensed Balance Sheet (unaudited) - USD ($)	Sep. 30, 2021	Jan. 08, 2021
Current assets:
Total assets
Current liabilities:
Total liabilities
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding
Total stockholder's equity
Total liabilities and stockholder's equity
TPG Pace Solutions
Current assets:
Cash	626,638	$ 25,000
Prepaid expenses	496,549
Total current assets	1,123,187
Cash held in Trust Account	285,000,000
Total assets	286,123,187	26,936
Current liabilities:
Accrued formation and offering costs	2,114,194
Total current liabilities	2,114,194
Deferred underwriting compensation	9,975,000
Total liabilities	12,089,194	10,706
Commitments and contingencies
Redeemable convertible preferred units; 744,886,638 units authorized as of September 30, 2021 and December 31, 2020, respectively; 267,688,054 units issued and outstanding as of September 30, 2021 and December 31, 2020, respectively; aggregate liquidation preference of $593,463 and $572,011 as of September 30, 2021 and December 31, 2020, respectively.	285,000,000
STOCKHOLDER'S EQUITY
Preferred shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding
Accumulated deficit	(10,967,034)	(8,770)
Total stockholder's equity	(10,966,007)	16,230
Total liabilities and stockholder's equity	286,123,187	26,936
Class G Ordinary Shares | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding	633
Class A common units | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding	77
Class F Ordinary Shares | TPG Pace Solutions
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding	$ 317	$ 2,000